Operating Segment Analysis	12 Months Ended
Jun. 30, 2019
Operating Segments [Abstract]
Operating Segment Analysis
Operating Segment Analysis
Operating segments are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision-maker (“CODM”) in deciding on how to allocate resources and in assessing performance. The Company’s CODM is considered to be the Company’s chief executive officer (“CEO”). The CEO reviews financial information presented on a Group level basis for purposes of making operating decisions and assessing financial performance. Therefore, the Group has determined that it operates in a single operating and reportable segment.
Major Customer
Worldpay (UK) Limited, or together with Worldpay Group Limited and its consolidated subsidiaries, Worldpay, was our largest client for each of the last three years, contributing 9.8%, 10.8% and 13.0% of our total revenue in 2019, 2018 and 2017, respectively.
Geographical Information of Group’s Non-Current Assets
Geographical information about the Group's non-current assets (excluding deferred tax asset) is based on locations where the assets are accumulated:

	2019 £’000	2018 £’000
UK	£26,436	£27,209
North America	29,248	45,717
Europe	6,779	5,246
Other	13,786	2,261
Total	£76,249	£80,433